CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)	¥ (10,217,125)
Interest expense	757,336	116,067	145,858
Allowance for credit losses	43,434	6,657	11,782	2,155
Depreciation and amortization	651,523	99,850	637,831	497,003
Amortization of right-of-use assets	148,945	22,827	73,206
Impairment of long-term investment	0		0
Interest and investment income, net	(469,486)	(71,952)	(209,580)	(78,267)
Loss on disposal of property and equipment	24	4	175	13
Share-based compensation	3,613,043	553,723	2,557,706	6,841,573
Foreign exchange gain	(225,197)	(34,513)	(5,380)
Share of results of equity investees	(83,654)	(12,821)	(28,676)
Fair value change of investment	(104,068)	(15,949)
Gain on extinguishment of convertible bonds	(5,188)	(795)
Changes in operating assets and liabilities:
Receivables from online payment platforms	321,426	49,261	(803,388)	(159,413)
Amounts due from related parties	(1,636,541)	(250,811)	(886,863)	(576,121)
Prepayments and other current assets	(4,048,536)	(620,465)	12,449	(790,732)
Customer advances and deferred revenues	1,817,220	278,501	414,488	135,029
Amounts due to related parties	1,882,971	288,578	1,024,779	402,056
Payable to merchants	23,934,151	3,668,070	12,650,833	7,437,415
Accrued expenses and other liabilities	5,849,148	896,421	2,648,869	1,864,153
Merchant deposits	3,085,407	472,859	3,652,639	2,410,188
Lease liabilities	(137,936)	(21,140)	(46,067)
Other non-current assets	(13,182)	(2,020)	(69,471)
Other non-current liabilities	(4,471)	(685)	7,389
Net cash provided by operating activities	28,196,627	4,321,323	14,820,976	7,767,927
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term investments	(86,438,068)	(13,247,214)	(52,451,615)	(7,516,370)
Proceeds from sales of short-term investments	55,083,390	8,441,899	24,797,630	50,000
Purchase of long-term investments	(6,722,228)	(1,030,227)	(214,100)	(184,637)
Proceeds from disposal of a long-term investment				5,000
Purchase of property, equipment and software	(43,046)	(6,597)	(27,436)	(27,331)
Proceeds from disposal of property and equipment	51	8	475	39
Loans to a related party	(238,000)	(36,475)	(459,632)
Repayments from related parties				159,790
(Loans to)/Repayments from third parties			35,000	(35,000)
Net cash used in investing activities	(38,357,901)	(5,878,606)	(28,319,678)	(7,548,509)
CASH FLOW FROM FINANCING ACTIVITIES
Net proceeds from the initial public offering				11,523,631
Net proceeds from the follow-on offerings	26,805,438	4,108,113	7,993,828
Proceeds from the private placements	11,063,339	1,695,531
Net proceeds from the issuance of convertible preferred shares				5,820,726
Net proceeds from the issuance of convertible bonds	13,024,199	1,996,046	6,963,881
Proceeds from short-term borrowings	1,828,923	280,294	897,022
Repayment of short-term borrowings	(922,897)	(141,440)
Others	(6)	(1)
Net cash provided by financing activities	51,798,996	7,938,543	15,854,731	17,344,357
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(139,943)	(21,447)	450,142	546,910
Increase in cash, cash equivalents and restricted cash	41,497,779	6,359,813	2,806,171	18,110,685
Cash, cash equivalents and restricted cash at beginning of year	33,345,857	5,110,476	30,539,686	12,429,001
Cash, cash equivalents and restricted cash at end of year	74,843,636	11,470,289	33,345,857	30,539,686
Supplement disclosure of cash flow information:
Interest income received	1,881,812	288,400	1,211,443	433,390
Supplement disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities	265,821	40,739	632,507
Supplement disclosure of non-cash investing activities:
Purchase of property, equipment and software included in accrued expenses and other liabilities	¥ 162,641	$ 24,926	¥ 2,160	1,319
Acquisition of intangible asset				¥ 2,852,370